Benefit Plans (Estimated Future Benefit Payments of Plans) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2019	¥ 10,887
2020	10,462
2021	11,123
2022	12,330
2023	13,050
2024 to 2028	65,476
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2019	2,768
2020	2,827
2021	2,891
2022	2,954
2023	3,010
2024 to 2028	¥ 15,490